PRINCIPAL ACCOUNTING POLICIES - Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Principal accounting policies
Prepayments	$ 96,126	¥ 669,208		¥ 606,918
Right-of-use assets	46,081	320,809
Lease liabilities		85,580
Property and equipment, net	$ 39,061	¥ 271,932		¥ 527,020
ASU 2016-02 | Land use rights
Principal accounting policies
Right-of-use assets			¥ 108,400
Lease liabilities			103,700
ASU 2016-02 | Restatement Adjustment
Principal accounting policies
Retained earnings			0
Prepayments			(4,700)
ASU 2016-02 | Restatement Adjustment | Land use rights
Principal accounting policies
Property and equipment, net			¥ (236,700)